PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 2,429	$ 3,739
Accumulated depreciation	1,466	2,573
Depreciated cost	963	1,166
Depreciation expense	180	280	241
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Cost	728	921
Accumulated depreciation	674	805
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	706	1,031
Accumulated depreciation	343	615
Leasehold Improvements and Real Estate [Member]
Property, Plant and Equipment [Line Items]
Cost	648	1,446
Accumulated depreciation	299	988
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	347	341
Accumulated depreciation	$ 150	$ 165